STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total		Common Stock [Member]		Additional Paid-in Capital [Member]	Receipts on Account Shares [Member]	Accumulated Deficit During Development Stage [Member]
Balance at Oct. 06, 2004	$ 0		$ 0		$ 0	$ 0	$ 0
Balance (in shares) at Oct. 06, 2004			0
Issuance of shares	3,593		187		3,406	0	0
Issuance of shares (in shares)			9,977,700
Share based compensation	119		0		119	0	0
Net loss	(2,479)		0		0	0	(2,479)
Balance at Dec. 31, 2005	1,233		187		3,525	0	(2,479)
Balance (in shares) at Dec. 31, 2005			9,977,700
Share based compensation	69		0		69	0	0
Net loss	(1,769)		0		0	0	(1,769)
Balance at Dec. 31, 2006	(467)		187		3,594	0	(4,248)
Balance (in shares) at Dec. 31, 2006			9,977,700
Waiver of related party shares	0	[1]	(22)		22	0	0
Waiver of related party shares (in shares)			(1,070,000)
Issuance of shares	3,091		40		3,051	0	0
Issuance of shares (in shares)			2,000,000
Share based compensation	448		0		448	0	0
Net loss	(3,132)		0		0	0	(3,132)
Balance at Dec. 31, 2007	(60)		205		7,115	0	(7,380)
Balance (in shares) at Dec. 31, 2007			10,907,700
Issuance of shares	69		1		68	0	0
Issuance of shares (in shares)			42,996
Share based compensation	168		0		168	0	0
Net loss	(1,435)		0		0	0	(1,435)
Balance at Dec. 31, 2008	(1,258)		206		7,351	0	(8,815)
Balance (in shares) at Dec. 31, 2008			10,950,696
Issuance of shares	499		7		492	0	0
Issuance of shares (in shares)			410,097
Share based compensation	70		0		70	0	0
Net loss	(1,012)		0		0	0	(1,012)
Balance at Dec. 31, 2009	(1,701)		213		7,913	0	(9,827)
Balance (in shares) at Dec. 31, 2009			11,360,793
Issuance of shares	312		3		309	0	0
Issuance of shares (in shares)	11,561,571		200,778
Receipts on account of shares	60		0		0	60	0
Net loss	(675)		0		0	0	(675)
Balance at Dec. 31, 2010	(2,004)		216		8,222	60	(10,502)
Balance (in shares) at Dec. 31, 2010			11,561,571
Issuance of shares	930		9		981	(60)	0
Issuance of shares (in shares)			522,026
Exercise of stock options	0	[1]	0	[1]	0	0	0
Exercise of stock options (in shares)			15,000
Share based compensation	140		0		140	0	0
Director fee waiver	73		0		73	0	0
Expiration of deferred shares and liability related to stock options	420		0		420	0	0
Receipts on account of shares	75		0		0	75	0
Net loss	(2,119)		0		0	0	(2,119)
Balance at Dec. 31, 2011	(2,485)		225		9,836	75	(12,621)
Balance (in shares) at Dec. 31, 2011			12,098,597
Issuance of shares	1,937		20		1,992	(75)	0
Issuance of shares (in shares)			1,254,933
Share based compensation	450		0		450	0	0
Issuance of shares to service provider	25		0	[1]	25	0	0
Issuance of shares to service provider (in shares)			16,279
Expiration of deferred shares	128		0		128	0	0
Classification of warrants from liability to equity as a result of modification	35		0		35	0	0
Classification of warrants from liability to equity as a result of expiration of most favored nation terms	141		0		141	0	0
Conversion of trade payables into warrants	309		0		309	0	0
Beneficial conversion feature related to convertible notes	250		0		250	0	0
Receipts on account of shares	118					118
Deemed dividend related to warrants' modification	0		0		33	0	(33)
Net loss	(4,268)		0		0	0	(4,268)
Balance at Dec. 31, 2012	(3,360)		245		13,199	118	(16,922)
Balance (in shares) at Dec. 31, 2012			13,369,809
Issuance of share capital and warrants	1,056		14		1,160	(118)	0
Issuance of share capital and warrants (in shares)			853,150
Issuance of shares	11,617		352		11,265	0	0
Issuance of shares (in shares)			21,958,302
Share based compensation	94		0		94	0	0
Classification of warrants from liability to equity as a result of expiration of most favored nation terms	27		6		21	0	0
Classification of warrants from liability to equity as a result of expiration of most favored nation terms (in shares)			407,673
Issuance of shares due to price protection provision	0		58		(58)	0	0
Issuance of shares due to price protection provision (in shares)			3,639,019
Net loss	(3,620)		0		0	0	(3,620)
Balance at Dec. 31, 2013	5,814		675		25,681	0	(20,542)
Balance (in shares) at Dec. 31, 2013			40,227,953
Issuance of shares	8,219		250		7,969	0	0
Issuance of shares (in shares)			15,333,330
Share based compensation	350		0		350	0	0
Issuance of shares to service provider	56		2		54	0	0
Issuance of shares to service provider (in shares)			75,000
Net loss	(6,586)		0		0	0	(6,586)
Balance at Sep. 30, 2014	$ 7,853		$ 927		$ 34,054	$ 0	$ (27,128)
Balance (in shares) at Sep. 30, 2014			55,636,283

[1]	Represents an amount lower than $ 1.